Offerings - Offering: 1	May 19, 2026 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 7,552,236,445.65
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,042,963.85
Offering Note

(1)
Title of each class of securities to which the transaction contemplated by the Business Combination Agreement, dated as of February 9, 2026, between Valaris Limited and Transaction Ltd., applies: Valaris Limited common shares, par value $0.01 per share.

(2)
Equals the Maximum Aggregate Value of Transaction as described in the Joint Proxy Statement on Schedule 14A, file number 001-38373 and file number 001-08097, filed by Transocean Ltd. and Valaris Limited with the Securities and Exchange Commission on May 19, 2026.

(3)	Offset pursuant to Rule 0-11 of the Securities Exchange Act of 1934, as amended.